(27) NET OPERATING REVENUE (Details 1)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month		April
RTA / RTP		12.02%	12.68%	(0.80%)
Effect perceived by consumers	[1]	8.66%	16.90%	(10.50%)
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month		June
RTA / RTP		10.05%	18.45%	(0.20%)
Effect perceived by consumers	[1]	1.72%	22.47%	(6.43%)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month		October
RTA / RTP		1.88%	20.01%	7.69%
Effect perceived by consumers	[1]	(7.80%)	19.25%	17.28%
Rio Grande Energia S.A. [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month		June
RTA / RTP		10.05%	21.27%	3.57%
Effect perceived by consumers	[1]	8.63%	20.58%	5.00%
Companhia Luz e Forca Santa Cruz [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month		March
RTA / RTP		13.70%		(1.28%)
Effect perceived by consumers	[1]	13.31%		(8.42%)
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Average effect perceived by consumers		3.40%
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Average effect perceived by consumers		7.03%
CPFL Santa Cruz [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Average effect perceived by consumers		5.32%
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Average effect perceived by consumers		7.50%
Companhia Jaguari de Energia [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Average effect perceived by consumers		21.15%

[1]	Represents the average effect perceived by consumers, as a result of the elimination from the tariff base of financial components that had been added in the prior tariff adjustment.